Leases	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Leases
46.	LEASES

(1)	Lessor

1)	Finance lease

①	The total investment in finance lease and the present value of the minimum lease payments to be recovered are as follows (Unit: Korean Won in millions):

	December 31, 2024
	Total investment in lease	Net investment in lease
Within one year	281,087	263,105
After one year but within two years	372,273	348,055
After two years but within three years	327,294	297,093
After three years but within four years	152,027	136,499
After four years but within five years	72,648	61,267
After five years	—	—

Total	1,205,329	1,106,019

	December 31, 2025
	Total investment in lease	Net investment in lease
Within one year	296,640	277,976
After one year but within two years	288,032	266,930
After two years but within three years	174,700	160,310
After three years but within four years	103,904	91,402
After four years but within five years	217,393	191,328
After five years	1,173	1,053

Total	1,081,842	988,999

②	The unrealized interest income of the finance lease is as follows. (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Total investment in lease	1,205,329	1,081,842
Net investment in lease	1,106,019	988,999
Present value of minimum lease payments	1,106,019	988,999
Unearned interest income	99,310	92,843

2)	Operating lease

①	The details of prepaid lease assets and operating lease assets are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Prepaid lease assets	42,996	18,844
Operating lease assets
Acquisition cost	5,132,477	5,263,765
Accumulated depreciation	(1,209,633)	(1,458,989)
Net carrying value	3,922,844	3,804,776

Total	3,965,840	3,823,620

②	The details of changes in operating lease assets are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Beginning balance	3,285,926	3,922,844
Acquisition	1,463,419	926,165
Disposal	(262,184)	(388,889)
Depreciation	(587,148)	(629,079)
Others	22,831	(26,265)

Ending balance	3,922,844	3,804,776

③	The future lease payments to be received under the lease contracts are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Within one year	895,812	889,408
After one year but within two years	763,682	656,257
After two years but within three years	515,003	443,619
After three years but within four years	312,886	217,769
After four years but within five years	102,478	65,179

Total	2,589,861	2,272,232

④	There are no adjusted lease payments recognized as profit or loss for the years ended December 31, 2024 and 2025.

(2)	Lessee

1)	The future lease payments under the lease contracts are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Lease payments
Within one year	194,384	214,922
After one year but within five years	317,609	355,365
After five years	50,352	44,575

Total	562,345	614,862

2)	Total cash outflows from lease are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2024	2025
Total cash outflows from lease	240,491	254,626

3)
Details of lease payments that are not included in the measurement of lease liabilities due to the fact that they are short-term leases or leases for which the underlying asset is of low value are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2024	2025
Lease payments for short-term leases	273	376
Lease payments for which the underlying asset is of low value	1,448	2,691

Total	1,721	3,067

Variable lease payments that were not included in the measurement of lease liabilities for the years ended December 31, 2024 and 2025 were 24,380 million Won and 32,711 million Won.